Significant equity transactions, mergers and acquisitions and investments - Cainiao Network (Details) - Cainiao Network ¥ in Millions	1 Months Ended
Jun. 30, 2020 CNY (¥)
Equity transactions, mergers and acquisitions and investments
Cash consideration for additional equity interest acquired	¥ 3,921
Reduction of noncontrolling interest	¥ 2,051
Equity interest held (as a percentage)	66.00%